Document and Entity Information Document	Dec. 09, 2025
Document Type	8-K
Document Period End Date	Dec. 09, 2025
Amendment Flag	false
Entity File Number	1-11299
Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Central Index Key	0000065984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
NYSE CHICAGO, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX
Entergy Texas [Member]
Entity File Number	1-34360
Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2107 Research Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Central Index Key	0001427437
Entity Emerging Growth Company	false
Entergy Texas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Trading Symbol	ETI/PR
Security Exchange Name	NYSE